Phillips Nizer LLP
666 Fifth Avenue
New York, NY 10103
(212) 977-9700
June 12, 2007
Via Facsimile and Federal Express
Mr. H. Christopher Owings
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Consolidation Services, Inc. Registration Statement on Form SB-2 File No. 333-142105
Dear Mr. Owings:
     As counsel to Consolidation Services, Inc. (the “Company”), we are hereby responding to the May 9, 2007 comments of the Staff of the Securities and Exchange Commission (the “Commission”), and the Staff’s verbal comments regarding the letter, dated May 17, 2007, from Phillips Nizer LLP sent on behalf of the registrant (the “Letter”), regarding the Company’s Form SB-2 Registration Statement, File No. 333-142105, filed by the Company with the Commission on April 13, 2007. The Company’s responses are set forth below.
     We have included two hard copies of Amendment No. 1 to the Registration Statement (the “Registration Statement”), filed with the Commission electronically today, that are marked-up and annotated against the Form SB-2 registration statement filed by the Company on April 13, 2007. Capitalized terms not otherwise defined in this letter are used here as defined in the Registration Statement.
     In connection with the $6,453.16 registration fee (the “Initial Registration Fee Payment”) paid to the Commission pursuant to the Company’s filing of its initial registration statement on April 13, 2007, we respectfully request that the Commission apply the amount of $505.26 due for the registration fee under the Registration Agreement, as a result of the reduction of shares being registered thereunder, against the Initial Registration Fee Payment with the Company to receive a credit of $5,947.90.
General
1.  As addressed by the detailed explanation in the Letter, Rule 419 does not apply to the Company, as it has a specific business plan, namely to engage in a “roll-up” of the foodservice industry by way of acquisitions of companies in such industry through a combination of cash and stock, and does not exist for the purpose of merging with an operating entity (of any kind) with management to resign shortly thereafter. On May 29, 2007, the Staff advised the undersigned that the Company could refile the registration statement without reference to Rule 419. In order to clarify the Company’s disclosure in this regard, we have deleted references that gave management the flexibility to enter other industries if they were unable to execute their business plan for the foodservice industry, as well as references where, in connection with a merger, the Company would not be the surviving entity or where current management resigns. We have also added the representation by Management that for at least 12 months it will not voluntarily give up control of the Company or leave the Company’s operations, under the section entitled “Plan of Operations.”

Mr. H. Christopher Owings
June 12, 2007

2.  We have revised the facing page in the Registration Statement to reflect your comment.
3.  This comment has been complied with in accordance with the conversation between the Staff and the undersigned on May 29, 2007. In the Letter, we put forth the Company’s position that this is a secondary offering under Rule 415(a)(1)(i) and have removed Management as selling stockholders under the “Selling Stockholders” section. This applies both to 9 million founders’ shares (and the 27 million accompanying warrants) as well as an aggregate of 220,000 of the 1 million shares sold in the February 2007 Private Placement for which members of Management may be deemed to be a beneficial owner of such shares. This reduced the total number of shares to be registered under the Registration Statement from 40,000,000 to 3,120,000 shares in the aggregate, all of which are held by non-affiliates that purchased their shares in the February 2007 private placement. We have revised the Registration Statement, throughout, to reflect this position.
     Because affiliates’ shares are no longer the subject of this Registration Statement, and none of the non-affiliated selling stockholders are purported to be broker-dealers or affiliates of broker-dealers, we do not believe it is necessary to provide disclosure regarding their status as statutory underwriters in the Registration Statement.
     This is a secondary offering by non-affiliates and it is not intended that the Company receive proceeds from the offering. As such, we have revised the disclosure in the “Use of Proceeds” section to clarify that the sale of shares in the February 2007 private placement was not intended as a financing for the Company and was for the purpose of establishing a shareholder base whose shares could be registered to create a public market for the Company’s securities. Further, we have filed the form of Subscription Agreement, dated February 9, 2007, which was signed by each of the selling stockholders that sets forth their representations and warranties regarding, among other things, their acquisition of the shares as principals for their

Mr. H. Christopher Owings
June 12, 2007

own account and for investment purposes only. The Company has described under “Use of Proceeds” and elsewhere that “Once a fundamental change in the Company occurs, we will be required to file a post-effective amendment to the registration statement prior to the exercise of any warrants and our receipt of proceeds therefrom.”
     Since there is no prevailing market price at this time (as there is no trading market, the price of the shares shall initially be fixed at $.10 per share until the shares are offered on the Over-The-Counter Bulletin Board (“OTCBB”) (or another trading market). The initial offering price was based, in part, on the last private sale of the Company’s Common Stock at $.05 per share and comparisons by Management of similarly situated companies. The Company would then file a post-effective amendment to this Registration Statement to disclose the trading market and state that the shares offered hereby may be sold at prices relating to the prevailing market prices, at privately negotiated prices or through a combination of such methods, which may change from time to time and from offer to offer. We have provided disclosure on the outside cover of the prospectus and the “Plan of Distribution” section that is responsive to this.
Outside Cover of Prospectus
4.  As set forth in response no. 3 above, we have revised the Registration Statement, where appropriate, to reflect your comment.
Selling Stockholders, Page 19
5.  We have added footnote disclosure in the “Selling Stockholders” section for those certain selling stockholders that are non-natural persons to address who exercises sole or shared voting or investment power over the entity. To the best of the Company’s knowledge, none of the Selling Stockholders in the Registration Statement are public entities or majority-owned subsidiaries of public entities or registered investment companies.
6.  As discussed in our response to the Commission’s Comment No. 3, to the best of the Company’s knowledge, none of the selling stockholders are registered broker-dealers.
7.  As discussed in our response to the Commission’s Comment No. 3, to the best of the Company’s knowledge, none of the selling stockholders are affiliates of registered broker-dealers.
Undertakings, Page II-3
8.  We have revised the undertakings in Part II, Item 28 of the Registration Statement to reflect your comment.

Mr. H. Christopher Owings
June 12, 2007

Legality Opinion, Exhibit 5.1
9.  We have revised the Legality Opinion in Exhibit 5.1 of the Registration Statement to reflect your comment.
     Should you desire any further information, please do not hesitate to contact the undersigned at (212) 841-0707.

Very truly yours, PHILLIPS NIZER LLP
/s/ Elliot H. Lutzker
Elliot H. Lutzker

cc: Consolidation Services, Inc.